Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment loss	¥ 0	$ 0	¥ 0	¥ 1,819,926
Intangible assets	¥ 56,603		¥ 270,631		$ 7,755
Intangible assets impairment losses				206,925
Fair Value, Nonrecurring
Summary Of Significant Accounting Policies [Line Items]
Equity-method investments				12,186
Goodwill impairment loss				1,819,926
Deferred costs				16,659
Deferred costs impairment loss				70,406
Fair Value, Nonrecurring | Non-Compete Commitment
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses				14,733
Fair Value, Nonrecurring | Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Intangible assets				2,000
Intangible assets impairment losses				6,217
Fair Value, Nonrecurring | Brand Names
Summary Of Significant Accounting Policies [Line Items]
Intangible assets				20,000
Intangible assets impairment losses				185,975
Fair Value, Nonrecurring | Level 3
Summary Of Significant Accounting Policies [Line Items]
Deferred costs				16,659
Fair Value, Nonrecurring | Level 3 | Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Intangible assets				2,000
Fair Value, Nonrecurring | Level 3 | Brand Names
Summary Of Significant Accounting Policies [Line Items]
Intangible assets				¥ 20,000